Consolidated Statement of Cash Flows - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net result attributable to shareholders	SFr (61,651)	SFr (54,043)	SFr (61,984)
Adjustments for:
Depreciation and amortization	2,144	2,369	2,420
Social security and tax paid on behalf of employees on shares vested under the PSU and RSU program	(325)	0	0
Share-based compensation costs	4,419	4,105	5,207
Change in employee benefits	(546)	(670)	535
Income tax	2	2	0
Financial income	(1,522)	(7,214)	(4,279)
Financial expenses	5,047	38	5,155
Changes in working capital:
Change in other current assets	335	237	1,424
Change in trade and other receivables	485	(347)	(933)
Change in trade and other payables	65	524	(812)
Change in contract liability	0	(4,333)	(5,713)
Change in accrued expenses	343	161	45
Exchange (loss) gain on working capital positions	(18)	(39)	(21)
Interest paid	(18)	(26)	(34)
Other financial expense	(15)	(12)	(15)
Net cash (used in) from operating activities	(51,257)	(59,248)	(59,005)
Proceeds from investments in short-term time deposits	137,814	277,015	319,443
Investments in short-term time deposits	(66,278)	(240,045)	(277,825)
Acquisition of property, plant and equipment	(714)	(705)	(575)
Acquisition of intangible assets	0	(18)	(233)
Interest received	1,727	4,239	3,827
Net cash from (used in) investing activities	72,549	40,486	44,637
Proceeds from issuance of new shares	0	17,342	0
Proceeds from vesting under the LTI plans	62	0	0
Transaction costs on issue of shares	0	(1,741)	0
Proceeds from issuance of shares under LTI plans	1	40	31
Payment of lease liabilities	(1,212)	(1,208)	(1,198)
Net cash from (used in) financing activities	(1,149)	14,433	(1,167)
Exchange (loss) gain on cash positions	(1,364)	894	(5,102)
Net increase (decrease) in cash and cash equivalents	18,779	(3,435)	(20,637)
Cash and cash equivalents at January 1	63,874	67,309	87,946
Cash and cash equivalents at December 31	SFr 82,653	SFr 63,874	SFr 67,309